FINANCIAL LIABILITIES FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Exchangeable share conversion, shares			11,410
Remeasurement of Exchangeable and Class B Shares	$ (103)	$ (238)	$ (276)	$ (140)
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Exchangeable share liability	$ 2,497		2,497		$ 2,221	$ 0
Exchangeable share issuance, value					1,765
Exchangeable share conversion, value					(55)
Remeasurement of Exchangeable and Class B Shares			$ 276		$ 511
Issued capital [member]
Disclosure of financial liabilities [line items]
Number of Share Issued, Average Price per Share			$ 52.61		$ 39.60
Issued capital [member] | Exchangeable Shares [Member]
Disclosure of financial liabilities [line items]
Number of shares outstanding	44,949,039		44,949,039		44,960,449	0
Share Issuance					46,349,323
Exchangeable share conversion, shares			(11,410)		(1,388,874)
Issued capital [member] | Class B Shares [Member]
Disclosure of financial liabilities [line items]
Number of shares outstanding	1		1		1	0
Share Issuance					1
Exchangeable share conversion, shares			0		0